Business Combinations (Summary of Fair Value Allocated to Assets and Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration transferred, acquisition-date fair value		$ 176
Total Assets		302
Amounts Held In Escrow		(10)
Goodwill Recognised As Of Acquisition Date		55
Noncurrent Assets Recognised As Of Acquisition Date		131
Current Assets Recognised As Of Acquisition Date		116
Total Liabilities		116
Non-current Liabilities Recognised As Of Acquisition Date		42
Current Liabilities Recognised As Of Acquisition Date		74
Total Consideration		186
Non-controlling interest in acquiree recognised at acquisition date		0
Other Aquisitions [Member] | Preliminary [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration transferred, acquisition-date fair value	$ 153	176
Total Assets	141
Amounts Held In Escrow	26
Goodwill Recognised As Of Acquisition Date	126	55
Noncurrent Assets Recognised As Of Acquisition Date	2
Current Assets Recognised As Of Acquisition Date	17
Total Liabilities	22
Non-current Liabilities Recognised As Of Acquisition Date	2
Current Liabilities Recognised As Of Acquisition Date	20
Total Consideration	127
Non-controlling interest in acquiree recognised at acquisition date	$ 8
Casa do Adubo [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration transferred, acquisition-date fair value		268
Total Assets		592
Amounts Held In Escrow		(48)
Goodwill Recognised As Of Acquisition Date		184
Noncurrent Assets Recognised As Of Acquisition Date		133
Current Assets Recognised As Of Acquisition Date		275
Total Liabilities		276
Non-current Liabilities Recognised As Of Acquisition Date		116
Current Liabilities Recognised As Of Acquisition Date		160
Total Consideration		316
Non-controlling interest in acquiree recognised at acquisition date		$ 0